SHORT-TERM BORROWINGS - US Commercial Paper Program (Details) - US commercial paper program	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Maximum aggregate principal allowed to issue	$ 1,500,000,000
Minimum
Disclosure of detailed information about borrowings [line items]
Maturity term (in days)	1 day
Maximum
Disclosure of detailed information about borrowings [line items]
Maturity term (in days)	397 days